Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.1%
	Aerospace/Defense—1.7%
$ 950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 969,841
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,188,289
950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	962,913
550,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	567,394
1,100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	1,111,893
350,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	359,083
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	667,675
325,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	324,062
	TOTAL	7,151,150
	Airlines—0.1%
375,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	371,350
	Automotive—3.0%
250,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	254,387
1,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,167,412
550,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	568,859
2,050,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	2,101,598
375,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	376,067
775,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	775,355
2,034,250	Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	1,760,521
950,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	956,811
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,036,346
1,325,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,333,361
1,200,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,235,500
	TOTAL	12,566,217
	Building Materials—3.5%
750,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	736,036
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	190,408
800,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	753,450
1,386,009	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	1,041,953
175,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	172,243
850,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	849,130
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	467,345
800,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	747,966
975,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	974,793
1,375,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,401,950
675,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	687,777
350,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	355,375
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,343,665
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	262,148
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	273,856
1,350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,353,028
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	253,972
975,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	984,971
1,575,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	1,571,101
	TOTAL	14,421,167

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—5.2%
$1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	$ 1,041,873
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,653,233
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	663,508
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,134,820
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	401,500
1,425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,411,648
569,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	568,912
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	1,100,396
1,250,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	696,486
700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	399,582
700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	397,842
1,650,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,504,064
725,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	683,880
900,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	896,612
2,325,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,202,997
2,200,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	2,182,308
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	904,110
275,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	239,480
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,500,305
250,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	209,213
1,725,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,498,962
	TOTAL	21,291,731
	Chemicals—4.2%
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	405,903
350,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	349,488
350,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	364,846
300,000	Bond US Bidco 1/2/3/G1/2, Secured Note, 144A, 7.125%, 6/15/2033	302,587
850,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	872,142
1,925,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,987,849
750,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	783,815
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	950,253
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	962,652
217,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	216,854
450,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	439,759
1,775,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	1,830,499
1,475,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	1,459,089
975,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	950,284
375,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	380,918
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,674,870
225,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	226,747
250,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	255,244
475,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	469,892
475,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	471,438
625,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	620,533
375,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	378,012
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	838,724
	TOTAL	17,192,398
	Construction Machinery—0.9%
850,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	845,273
475,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	493,845

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 325,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	$ 339,357
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	307,536
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	884,406
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	575,634
300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	296,557
	TOTAL	3,742,608
	Consumer Cyclical Services—2.6%
150,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	153,509
325,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	340,078
3,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,126,904
275,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	279,893
1,300,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,273,230
1,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	1,711,192
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	627,335
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,530,489
175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	172,209
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	769,094
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	769,043
	TOTAL	10,752,976
	Consumer Products—1.7%
275,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	273,537
1,581,072	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	1,749,717
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	577,897
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,396,923
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,458,726
575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	548,812
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	211,825
925,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	840,462
	TOTAL	7,057,899
	Diversified Manufacturing—1.6%
2,625,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	2,686,959
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	180,912
225,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	229,635
975,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,005,012
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	248,807
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	895,714
275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	282,736
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,084,432
	TOTAL	6,614,207
	Environmental—0.1%
500,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	502,782
	Finance Companies—1.7%
1,525,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	1,503,100
1,175,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,130,740
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	475,243
100,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	101,583
525,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	533,794
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	869,611
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	408,972
1,375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,278,740

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	$ 381,829
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	448,497
	TOTAL	7,132,109
	Food & Beverage—2.2%
1,525,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,515,037
2,075,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	2,024,626
1,575,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	1,607,694
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,066,390
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	293,388
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	303,677
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,603,528
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	124,887
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	435,878
	TOTAL	8,975,105
	Gaming—4.3%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	398,977
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	892,301
1,225,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,097,921
900,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	878,263
225,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	227,831
600,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	578,493
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	700,601
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,201,053
1,000,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	989,465
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	563,806
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,225,344
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	659,896
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,401,885
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,850,324
275,000	Pioneer OpCo LLC, Secured Note, 144A, 7.000%, 5/15/2033	281,284
650,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	655,670
400,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Secd. Note, 144A, 6.625%, 2/1/2033	406,189
725,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	736,170
325,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	320,577
950,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	899,944
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	581,260
1,275,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,280,230
	TOTAL	17,827,484
	Health Care—4.6%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,587,388
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	902,717
675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	668,340
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	477,864
650,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	643,608
550,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	518,772
225,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	222,959
425,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	446,322
300,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	310,886
775,000	Encompass Health Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2034	780,274
175,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	178,219

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	$ 624,981
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	575,002
550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	562,568
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	205,247
925,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	900,702
3,150,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	3,146,303
1,050,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,030,399
1,225,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,194,535
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,121,747
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	776,060
1,100,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,096,228
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	353,736
315,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	315,965
425,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	429,455
		TOTAL	19,070,277
		Independent Energy—3.3%
675,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	704,363
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	424,659
550,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	564,702
275,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	282,607
525,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	531,739
275,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	270,826
750,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	775,711
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	212,802
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,966,527
1,275,000	[1]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	0
275,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.000%, 4/15/2034	271,883
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	125,743
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,216,563
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	359,756
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	342,681
1,225,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,207,287
325,000		SM Energy Co., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	361,950
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,000,000
650,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	653,878
300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	307,518
525,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	538,648
325,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	343,790
900,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	942,526
		TOTAL	13,406,159
		Industrial - Other—1.2%
1,050,000		LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	1,031,533
3,750,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,753,134
		TOTAL	4,784,667
		Insurance - P&C—9.0%
400,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	390,980
975,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	971,237
400,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	401,435
1,500,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	1,523,769
850,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	860,413

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$1,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	$ 1,883,262
2,100,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	2,038,710
1,050,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	1,059,750
4,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	4,368,211
950,000	Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	991,304
2,025,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,034,947
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,427,041
1,650,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	1,694,441
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,327,502
1,600,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,640,104
1,100,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	1,122,785
2,275,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	2,123,166
2,700,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	2,709,882
1,000,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	993,981
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,650,185
	TOTAL	37,213,105
	Leisure—1.5%
250,000	Carnival Corp. Ltd., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	259,993
650,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	657,024
425,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	429,859
925,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	940,058
250,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	241,792
325,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	311,843
725,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	719,168
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	157,092
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	278,019
525,000	Royal Caribbean Cruises Ltd., 144A, 6.000%, 2/1/2033	532,354
400,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	403,609
300,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	306,491
950,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	925,187
	TOTAL	6,162,489
	Lodging—1.6%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	872,820
425,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	423,268
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	403,748
525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	519,551
825,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	818,868
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	795,068
200,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	205,827
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	281,587
500,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	493,271
625,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	616,510
1,050,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,075,924
	TOTAL	6,506,442
	Media Entertainment—2.7%
175,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	125,733
400,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	303,376
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	347,618
400,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	394,273
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	327,725

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 750,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	$ 782,581
950,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	1,004,524
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	654,222
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	675,063
1,000,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	640,514
275,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	180,074
300,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	192,694
500,000	Paramount Global, Sr. Unsecd. Note, 5.850%, 9/1/2043	368,796
425,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	393,314
700,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	621,688
125,000	Univision Communications, Inc., Secured Note, 144A, 8.875%, 4/15/2033	124,649
1,350,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	1,284,285
600,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	597,992
525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.500%, 7/31/2031	528,981
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	267,631
1,825,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,413,247
	TOTAL	11,228,980
	Metals & Mining—1.4%
275,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	273,558
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	875,581
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	729,506
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	936,293
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	308,300
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	258,257
400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	411,940
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,663,445
375,000	Worthington Steel, Inc., Secured Note, 144A, 7.750%, 6/1/2033	382,786
	TOTAL	5,839,666
	Midstream—4.7%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,524,894
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,351,249
750,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	742,616
350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	346,026
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	283,017
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	417,223
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,497,220
375,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	381,015
325,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	314,750
200,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	194,394
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	749,129
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	399,750
725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	724,368
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	916,074
325,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	338,631
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	623,590
875,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	868,765
2,225,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	2,274,495
800,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	836,893
1,000,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	1,104,118
1,000,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	1,123,149

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,225,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	$ 1,279,075
525,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	529,788
350,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	354,641
		TOTAL	19,174,870
		Oil Field Services—1.6%
250,000		Archrock Services LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	250,211
350,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	352,292
875,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	890,880
750,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	771,295
175,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	183,481
675,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	704,114
525,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	550,718
625,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	631,534
375,000		Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	381,048
1,275,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,280,404
550,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	566,906
		TOTAL	6,562,883
		Packaging—2.5%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
351,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	375,008
250,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	252,087
1,550,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,471,509
875,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	796,545
275,000		Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	276,520
675,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	649,470
675,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	649,125
525,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	528,304
800,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	808,678
475,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	455,562
950,000		Sword Purchaser LLC, Secured Note, 144A, 8.250%, 4/15/2033	979,206
1,000,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	1,040,753
359,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	379,048
1,350,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	1,490,600
		TOTAL	10,152,415
		Paper—0.2%
1,100,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	892,776
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	117,308
		TOTAL	1,010,084
		Pharmaceuticals—2.1%
375,000		Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	388,916
500,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	462,732
875,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	610,251
1,075,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	660,926
2,150,000		Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	2,203,239
200,000		Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	203,899
325,000		Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	338,605
2,575,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,536,776
325,000		Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	347,106
375,000		Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	402,971

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 375,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	$ 371,910
	TOTAL	8,527,331
	Restaurant—1.2%
4,125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	3,912,508
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	888,787
	TOTAL	4,801,295
	Retailers—1.9%
575,000	Academy Ltd., Secured Note, 144A, 5.875%, 5/15/2031	578,858
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,141,752
1,025,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	979,124
325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	327,932
675,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	632,250
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	204,568
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	254,280
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	359,334
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	488,363
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	522,012
800,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	793,652
500,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	526,436
875,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	904,956
	TOTAL	7,713,517
	Supermarkets—0.6%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	548,950
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	172,533
750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	732,780
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	747,570
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	175,442
	TOTAL	2,377,275
	Technology—14.2%
350,000	Ahead DB Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	352,305
175,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	181,268
275,000	APLD Computeco LLC, 144A, 6.750%, 3/15/2031	277,330
1,575,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	1,701,036
3,000,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,894,503
375,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	381,998
600,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	614,002
475,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	467,708
1,400,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	1,461,182
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,603,893
1,400,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	1,384,573
2,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	2,705,702
500,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	455,539
350,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	343,901
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,634,016
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,353,058
700,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	716,237
1,225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,243,583
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	484,957
1,150,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	1,186,832
700,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	702,416

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	$ 1,772,404
150,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	148,384
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	238,941
1,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,718,266
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	495,478
1,175,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	1,166,598
450,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	455,465
500,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	498,423
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	800,696
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,412,827
775,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	787,903
1,450,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,473,680
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	587,363
925,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	970,609
3,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,060,398
775,000	Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	779,404
880,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	865,417
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	589,705
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	339,702
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	229,846
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	895,149
1,000,000	PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	1,001,950
375,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	378,443
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,504,160
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	498,197
275,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	271,726
1,275,000	SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	1,334,319
450,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	458,916
75,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	78,222
400,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	418,530
708,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	786,905
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	463,076
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	454,515
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	304,959
250,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	250,037
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,001,066
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	706,608
725,000	SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	716,334
900,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	872,195
1,300,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	1,278,578
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	807,042
925,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	972,494
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	380,616
425,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	294,349
	TOTAL	58,665,934
	Transportation Services—0.3%
175,000	GB AIT Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	175,362
950,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	979,325
	TOTAL	1,154,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.7%
$ 300,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 3.750%, 3/1/2031	$ 286,401
250,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	248,790
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	101,166
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	247,406
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2034	422,540
350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	352,788
1,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	1,416,410
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2036	424,309
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	454,133
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,086,940
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,317,991
575,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	568,876
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	393,318
875,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	911,566
875,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	911,853
375,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	396,239
675,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	724,056
900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	967,747
		TOTAL	11,232,529
		TOTAL CORPORATE BONDS (IDENTIFIED COST $375,105,663)	371,183,788
		COMMON STOCKS—5.7%
		Automotive—0.2%
6,745		Lear Corp.	965,344
		Building Materials—0.4%
30,005		Interface, Inc.	888,148
72,062	[3]	Masterbrand, Inc.	625,498
		TOTAL	1,513,646
		Chemicals—0.8%
13,045		Ashland, Inc.	755,305
16,470	[3]	Axalta Coating Systems Ltd.	506,782
63,125	[3]	Ecovyst, Inc.	832,619
26,034		Koppers Holdings, Inc.	1,062,187
		TOTAL	3,156,893
		Construction Machinery—0.4%
6,380		Herc Holdings, Inc.	848,540
863		United Rentals, Inc.	859,263
		TOTAL	1,707,803
		Consumer Cyclical Services—0.2%
6,110		The Brink’s Co.	635,562
		Consumer Products—0.1%
28,927		Energizer Holdings, Inc.	527,050
		Diversified Manufacturing—0.3%
3,225		WESCO International, Inc.	1,164,773
		Food & Beverage—0.2%
9,120	[3]	US Foods Holding Corp.	746,472
		Gaming—0.6%
9,550		Boyd Gaming Corp.	789,594
36,385	[3]	Caesars Entertainment, Inc.	1,056,984

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Gaming—continued
13,820		Red Rock Resorts, Inc.	$ 806,812
		TOTAL	2,653,390
		Hotels Restaurants & Leisure—0.1%
32,165	[3]	Norwegian Cruise Line Holdings Ltd.	589,906
		Independent Energy—0.2%
20,375		Devon Energy Corp.	906,484
		Insurance - P&C—0.2%
25,910		Ryan Specialty Group Holdings, Inc.	825,234
		Media Entertainment—0.0%
5,058	[1,3]	Audacy Capital Corp.	44,814
		Midstream—0.2%
46,841		Suburban Propane Partners LP	908,715
		Packaging—0.1%
36,961	[1,3]	Yeoman Capital S.A.	237,112
		Paper—0.2%
92,829		Graphic Packaging Holding Co.	1,045,255
		Pharmaceuticals—0.1%
88,345	[3]	Bausch Health Cos., Inc.	473,529
		Supermarkets—0.1%
24,760		Albertsons Cos., Inc.	386,504
		Technology—0.9%
6,145		CDW Corp.	770,890
2,226		Dell Technologies, Inc.	936,946
5,385		Science Applications International Corp.	561,117
25,410		Sensata Technologies Holdings PLC	1,255,000
		TOTAL	3,523,953
		Utility - Electric—0.4%
6,205		NRG Energy, Inc.	831,967
4,470		Vistra Corp.	716,228
		TOTAL	1,548,195
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,730,538)	23,560,634
		WARRANTS—0.0%
		Media Entertainment—0.0%
6,131	[1,3]	Audacy Capital Corp., Warrants 9/30/2028	62
1,021	[1,3]	Audacy Capital Corp., Warrants 9/30/2028	10
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	72
		INVESTMENT COMPANIES—2.9%
987,852		Bank Loan Core Fund	8,307,830
3,532,249		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[4]	3,532,249
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,145,298)	11,840,079
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $414,983,540)	406,584,573
		OTHER ASSETS AND LIABILITIES - NET—1.3%[5]	5,326,799
		NET ASSETS—100%	$411,911,372

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/28/2026	$8,108,059	$2,084,730	$10,192,789
Purchases at Cost	$131,407	$28,224,976	$28,356,383
Proceeds from Sales	$—	$(26,777,457)	$(26,777,457)
Change in Unrealized Appreciation/Depreciation	$68,364	$—	$68,364
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 5/31/2026	$8,307,830	$3,532,249	$11,840,079
Shares Held as of 5/31/2026	987,852	3,532,249	4,520,101
Dividend Income	$131,508	$37,052	$168,560

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$371,183,788	$0	$371,183,788
Equity Securities:
Common Stocks
Domestic	23,278,708	—	44,814	23,323,522
International	—	—	237,112	237,112
Warrants	—	—	72	72
Investment Companies	11,840,079	—	—	11,840,079
TOTAL SECURITIES	$35,118,787	$371,183,788	$281,998	$406,584,573

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind